Note G - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2013	$15,219	$3,529	$18,748
2012	$10,759	$3,526	$14,285

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2014	$1,399	$2,801	$4,200
2015	1,308	728	2,036
2016	1,229		1,229
2017	1,162	-	1,162
2018	1,104	-	1,104
Thereafter	9,017	-	9,017
	$15,219	$3,529	$18,748